Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 94.4%
Angola 3.6%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	904,100
REG S, 8.25%, 5/9/2028	1,000,000	947,296
(Cost $1,549,235)		1,851,396
Argentina 1.8%
Republic of Argentina:
1.0%, 7/9/2029	25,677	14,763
4.125%–5.0%, 7/9/2046 (a)	2,090,000	917,439
(Cost $1,028,602)		932,202
Azerbaijan 0.3%
Republic of Azerbaijan International Bond, REG S, 3.5%, 9/1/2032 (Cost $172,364)	200,000	173,388
Bahrain 1.0%
Bapco Energies BSCC, 144A, 7.5%, 10/25/2027 (Cost $482,294)	500,000	516,516
Belarus 0.9%
Republic of Belarus, 144A, 5.875%, 2/24/2026* (Cost $992,826)	1,000,000	434,680
Benin 1.8%
Benin Government International Bond:
144A, 7.96%, 2/13/2038	500,000	465,625
REG S, 7.96%, 2/13/2038	500,000	465,625
(Cost $962,828)		931,250
Brazil 1.5%
Brazilian Government International Bond, 6.0%, 10/20/2033 (Cost $788,590)	800,000	786,396
Burundi 1.0%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $518,403)	600,000	534,179
Chile 2.3%
Corp. Nacional del Cobre de Chile:
REG S, 3.15%, 1/14/2030	400,000	358,520
REG S, 5.95%, 1/8/2034	800,000	812,341
(Cost $1,149,792)		1,170,861
China 0.5%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (b)	500,000	39,705
REG S, 7.25%, 4/8/2026* (b)	1,000,000	81,385
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (b)	800,000	30,000

Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (b)	900,000	47,250
REG S, 5.6%, 7/15/2026* (b)	500,000	25,490
REG S, 6.125%, 2/21/2024* (b)	700,000	36,050
(Cost $4,379,781)		259,880
Colombia 4.8%
Colombia Government International Bond, 7.5%, 2/2/2034	1,000,000	1,013,851
Ecopetrol SA, 6.875%, 4/29/2030	1,500,000	1,467,639
(Cost $2,506,186)		2,481,490
Costa Rica 0.8%
Costa Rica Government International Bond, REG S, 6.125%, 2/19/2031 (Cost $397,200)	400,000	404,500
Dominican Republic 4.2%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	500,000	464,481
REG S, 4.875%, 9/23/2032	1,000,000	915,189
REG S, 5.3%, 1/21/2041	900,000	783,124
(Cost $1,926,643)		2,162,794
Ecuador 1.5%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	40,559
2.5%–6.9%, 7/31/2040 (a)	700,000	337,520
3.5%–6.9%, 7/31/2035 (a)	700,000	369,631
(Cost $644,080)		747,710
Egypt 4.6%
African Export-Import Bank, REG S, 3.798%, 5/17/2031	700,000	608,090
Egypt Government International Bond:
REG S, 5.875%, 2/16/2031	700,000	557,931
REG S, 7.6%, 3/1/2029	800,000	745,744
REG S, 7.625%, 5/29/2032	500,000	418,668
(Cost $2,159,624)		2,330,433
Ethiopia 0.3%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024* (Cost $199,508)	200,000	157,500
Georgia 0.4%
Georgia Government International Bond, REG S, 2.75%, 4/22/2026 (Cost $186,663)	200,000	186,554
Ghana 2.9%
Republic of Ghana:
144A, 8.125%, 1/18/2026*	1,200,000	618,000
REG S, 8.625%, 4/7/2034*	900,000	460,345
REG S, 8.75%, 3/11/2061*	800,000	410,208
(Cost $1,865,851)		1,488,553
Guatemala 0.9%
Guatemala Government Bond, REG S, 5.375%, 4/24/2032 (Cost $468,487)	500,000	482,977
Hungary 4.3%
Hungary Government International Bond, REG S, 3.125%, 9/21/2051	1,000,000	637,773
MVM Energetika Zrt, REG S, 7.5%, 6/9/2028	1,500,000	1,572,384
(Cost $2,191,962)		2,210,157

Israel 1.5%
Israel Government International Bond, 5.5%, 3/12/2034 (Cost $771,977)	800,000	780,984
Ivory Coast 3.4%
Ivory Coast Government International Bond:
144A, 6.375%, 3/3/2028	1,400,000	1,372,000
REG S, 7.625%, 1/30/2033	400,000	389,126
(Cost $1,761,365)		1,761,126
Jordan 1.4%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $733,552)	800,000	732,000
Kazakhstan 1.6%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031 (Cost $999,450)	1,000,000	830,000
Kenya 1.4%
Republic of Kenya, REG S, 8.0%, 5/22/2032 (Cost $584,000)	800,000	691,218
Mexico 5.9%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033	1,300,000	1,072,084
Petroleos Mexicanos:
5.35%, 2/12/2028	500,000	452,761
5.95%, 1/28/2031	1,800,000	1,485,127
(Cost $2,785,945)		3,009,972
Morocco 1.0%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $487,728)	600,000	492,445
Nigeria 5.0%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	1,000,000	895,210
Republic of Nigeria:
REG S, 7.143%, 2/23/2030	500,000	438,241
144A, 7.143%, 2/23/2030	570,000	499,595
REG S, 7.375%, 9/28/2033	900,000	735,750
(Cost $2,537,391)		2,568,796
Oman 1.0%
Oman Government International Bond, REG S, 6.25%, 1/25/2031 (Cost $517,777)	500,000	522,020
Pakistan 1.0%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $600,000)	600,000	513,750
Panama 2.6%
Panama Government International Bond:
3.16%, 1/23/2030	900,000	772,965
3.875%, 3/17/2028	600,000	562,241
(Cost $1,311,362)		1,335,206
Romania 1.7%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $786,349)	1,000,000	849,495
Russia 0.0%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (c) (Cost $1,419,682)	1,400,000	0
Rwanda 0.6%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $318,850)	400,000	321,000

Senegal 2.5%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,533,108)	1,500,000	1,273,335
Serbia 1.3%
Republic of Serbia:
REG S, 2.125%, 12/1/2030	300,000	243,750
REG S, 6.5%, 9/26/2033	400,000	413,315
(Cost $631,010)		657,065
South Africa 6.1%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	1,800,000	1,775,250
Republic of South Africa Government International Bond, 6.25%, 3/8/2041	500,000	438,302
Transnet SOC Ltd., REG S, 8.25%, 2/6/2028	900,000	912,555
(Cost $3,203,822)		3,126,107
Sri Lanka 1.0%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027* (b) (Cost $881,653)	900,000	498,964
Tajikistan 1.5%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $775,000)	775,000	745,426
Togo 4.5%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,232,308
144A, 5.0%, 7/27/2027 (d)	1,100,000	1,056,792
(Cost $2,574,723)		2,289,100
Turkey 4.6%
Republic of Turkey:
5.25%, 3/13/2030	1,000,000	931,250
9.125%, 7/13/2030	1,300,000	1,438,336
(Cost $2,134,383)		2,369,586
Ukraine 1.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2028*	300,000	242,042
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2030*	1,000,000	320,240
(Cost $1,257,294)		562,282
Uzbekistan 2.9%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	1,000,000	830,000
REG S, 3.9%, 10/19/2031	800,000	656,540
(Cost $1,562,603)		1,486,540
Venezuela 0.7%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	202,125
144A, 9.0%, 11/17/2021* (b)	1,480,000	174,640
(Cost $1,222,980)		376,765

Zambia 0.7%
Republic of Zambia:
144A, 0.5%, 12/31/2053	231,964	116,852
144A, 5.75%–7.5%, 6/30/2033 (a)	248,524	217,458
(Cost $463,955)		334,310
Total Bonds (Cost $56,426,878)		48,370,908

	Shares	Value ($)

Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (e) (f) (Cost $392,000)	392,000	392,000

Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 5.37% (e) (Cost $2,173,525)	2,173,525	2,173,525

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $58,992,403)	99.4	50,936,433
Other Assets and Liabilities, Net	0.6	291,857
Net Assets	100.0	51,228,290
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (e) (f)
—	392,000 (g)	—	—	—	214	—	392,000	392,000
Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 5.37% (e)
177,832	16,031,002	14,035,309	—	—	33,141	—	2,173,525	2,173,525
177,832	16,423,002	14,035,309	—	—	33,355	—	2,565,525	2,565,525

*	Non-income producing security.
(a)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Investment was valued using significant unobservable inputs.
(d)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $384,280, which is 0.8% of net assets.

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

BSCC: Bahrain Shareholding Company, a Closed Shareholding Company, commonly known as a Closed Joint Stock Company.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$48,370,908	$0	$48,370,908
Short-Term Investments (a)	2,565,525	—	—	2,565,525
Total	$2,565,525	$48,370,908	$0	$50,936,433

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH3
R-080548-2 (1/25)